Property, Plant and Equipment	12 Months Ended
Mar. 31, 2025
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment	Property, Plant and Equipment
Property, plant and equipment consist of the following components:

	31 March
(Millions of US dollars)	2025	2024
Land	$94.7	$99.0
Buildings	747.0	577.4
Machinery and equipment	2,316.2	2,149.9
Construction in progress	532.0	675.3
Property, plant and equipment, at cost	3,689.9	3,501.6
Less accumulated depreciation	(1,520.9)	(1,463.8)
Property, plant and equipment, net	$2,169.0	$2,037.8
Depreciation expense for the fiscal years ended 31 March 2025, 2024 and 2023 was US$211.3 million, US$178.7 million and US$166.8 million, respectively.